Summary of Significant Accounting Policies - Net Income of Consolidated Partially-Owned Entities and Attribution of Net Income to Controlling and Non-controlling Interests (Detail) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Distributed Earnings, Net income (loss) attributable to non-controlling interests	$ 209,846	$ 323,309	$ 178,759
Distributed Earnings, Controlling Interest	(123,182)	82,151	(54,757)
Net (loss) income	86,664	405,460	124,002
Public Subsidiaries [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Distributed Earnings, Net income (loss) attributable to non-controlling interests	209,846	323,309	178,759
Public Subsidiaries [Member] | Non-public partially-owned subsidiaries [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Distributed Earnings, Net income (loss) attributable to non-controlling interests	29,372	30,538	23,992
Public Subsidiaries [Member] | Distributed Earnings [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Distributed Earnings, Net income (loss) attributable to non-controlling interests	72,132	240,453	280,035
Public Subsidiaries [Member] | Undistributed Earnings [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Distributed Earnings, Net income (loss) attributable to non-controlling interests	61,849	24,266	(135,792)
Public Subsidiaries [Member] | Preferred Unitholders [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Distributed Earnings, Net income (loss) attributable to non-controlling interests	48,554	28,609	10,875
Teekay Offshore [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Distributed Earnings, Net income (loss) attributable to non-controlling interests	53,226	58,542	7,397
Distributed Earnings, Controlling Interest	(8,751)	31,501	10,259
Net (loss) income	44,475	90,043	17,656
Teekay Offshore [Member] | Non-public partially-owned subsidiaries [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Distributed Earnings, Net income (loss) attributable to non-controlling interests	11,858	13,911	10,503
Teekay Offshore [Member] | Distributed Earnings [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Distributed Earnings, Net income (loss) attributable to non-controlling interests	41,688	119,971	136,743
Distributed Earnings, Controlling Interest	18,378	70,414	71,166
Teekay Offshore [Member] | Undistributed Earnings [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Distributed Earnings, Net income (loss) attributable to non-controlling interests	(46,155)	(103,949)	(150,724)
Distributed Earnings, Controlling Interest	(27,129)	(38,913)	(60,907)
Teekay Offshore [Member] | Preferred Unitholders [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Distributed Earnings, Net income (loss) attributable to non-controlling interests	45,835	28,609	10,875
Teekay LNG [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Distributed Earnings, Net income (loss) attributable to non-controlling interests	111,222	135,599	130,665
Distributed Earnings, Controlling Interest	46,743	81,911	88,262
Net (loss) income	157,965	217,510	218,927
Teekay LNG [Member] | Non-public partially-owned subsidiaries [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Distributed Earnings, Net income (loss) attributable to non-controlling interests	17,514	16,627	13,489
Teekay LNG [Member] | Distributed Earnings [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Distributed Earnings, Net income (loss) attributable to non-controlling interests	30,444	120,482	143,292
Distributed Earnings, Controlling Interest	15,026	82,791	101,946
Teekay LNG [Member] | Undistributed Earnings [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Distributed Earnings, Net income (loss) attributable to non-controlling interests	60,545	(1,510)	(26,116)
Distributed Earnings, Controlling Interest	31,717	(880)	(13,684)
Teekay LNG [Member] | Preferred Unitholders [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Distributed Earnings, Net income (loss) attributable to non-controlling interests	2,719
Teekay Tankers [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Distributed Earnings, Net income (loss) attributable to non-controlling interests	47,459	129,725	41,048
Distributed Earnings, Controlling Interest	14,820	47,202	16,094
Net (loss) income	62,279	176,927	57,142
Teekay Tankers [Member] | Undistributed Earnings [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Distributed Earnings, Net income (loss) attributable to non-controlling interests	47,459	129,725	41,048
Distributed Earnings, Controlling Interest	14,820	47,202	16,094
Other Entities And Eliminations [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Distributed Earnings, Net income (loss) attributable to non-controlling interests	$ (2,061)	$ (557)	$ (351)